(Loss) / earnings per share - Schedule of Basic and Diluted (Loss) / Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Net income / (loss) attributable to equity holders of the parent - basic	$ 190,568	$ (15,244)
Convertible Senior Notes interest expense	7,617	0
Net income / (loss) attributable to equity holders of the parent - diluted	$ 198,185	$ (15,244)
Basic weighted average number of shares (in shares)	54,747,345	48,109,924
Effect of dilutive potential basic shares:
Restricted stock (in shares)	1,778,355	0
Convertible notes (in shares)	5,275,395	0
Dilutive shares (in shares)	7,053,750	0
Diluted weighted average number of shares (in shares)	61,801,095	48,109,924
Earnings / (Loss) Per Share:
Basic (in USD per share)	$ 3.48	$ (0.32)
Diluted (in USD per share)	$ 3.21	$ (0.32)